Regulatory framework	12 Months Ended
Dec. 31, 2024
Regulatory Framework
Regulatory framework

Note	2 | Regulatory framework

a)	Concession

The term of the concession is 95 years, which may be extended for an additional maximum period of 10 years. The term of the concession is divided into management periods. At the end of each management period, the Class “A” shares representing 51% of edenor‘s share capital, currently held by Empresa de Energía del Cono Sur S.A., must be offered for sale through a public bidding. If the latter makes the highest bid, it will continue to hold the Class “A” shares, and no further disbursements will be necessary. On the contrary, if Empresa de Energía del Cono Sur S.A. is not the highest bidder, then the bidder who makes the highest bid shall pay Empresa de Energía del Cono Sur S.A. the amount of the bid in accordance with the conditions of the public bidding. The proceeds from the sale of the Class “A” shares will be delivered to Empresa de Energía del Cono Sur S.A. after deducting any amounts receivable to which the Grantor of the concession may be entitled.

The Company has the exclusive right to render electric power distribution and sales services within the concession area to all the customers who are not authorized to obtain their power supply from the MEM, thus being obliged to supply all the electric power that may be required in due time and in accordance with the established quality levels. In addition, the Company must allow free access to its facilities to any MEM agents whenever required, under the terms of the Concession. No specific fee must be paid by the Company under the Concession Agreement during the term of the concession.

The Company is subject to the terms and conditions of its Concession Agreement and the provisions of the Regulatory Framework comprised of Federal Laws Nos. 14,772, 15,336 and 24,065, Executive Order No. 714/92 of the PEN, resolutions and regulatory and supplementary regulations issued by the authorities responsible for this matter, with the Company being responsible for the provision of the public service of electricity distribution and sale with a satisfactory quality level, complying for such purpose with the requirements set forth in both the aforementioned agreement and the Regulatory Framework.

Failure to comply with the established guidelines will result in the application of penalties, based on the economic damage suffered by the customer when the service is provided in an unsatisfactory manner, the amounts of which will be determined in accordance with the methodology stipulated in the above-mentioned agreement. The ENRE is the authority in charge of controlling strict compliance with the pre-established guidelines.

b)	Electricity rate situation

As provided for in ENRE Resolution No. 102/2024, provisional electricity rates adjustments were approved on account of the next Electricity Rate Review (RT). This provisional adjustment is equivalent to a 319.2% increase of the CPD. Additionally, periodic adjustments of the CPD were provided for in August (3%), September (3%), October (2.7%), November (6%) and December (5%), 2024, and in January (4%) and February (4%), 2025.

In the framework of the 2025-2029 RT process, the ENRE set forth the criteria to be followed and the schedules of tasks and work plan to be carried out by the ENRE and edenor. On January 7, 2025, by means of ENRE Resolution No. 6/2025, the last schedule of the Electricity Distribution Rate Review (RT) Program was approved, pursuant to which: (i) the Distribution companies must submit the Final Report on January 27, 2025; (ii) the ENRE will call a Public Hearing on January 28, 2025; (iii) the Public Hearing will be held on February 27, 2025; and (iv) the electricity rate schedules will be approved on March 31, 2025.

At the date of issuance of these Consolidated financial statements, the Company has submitted all the required reports, including the projected demand and capital base; the investment plan; the operation expenses, efficiency factor, pass-through mechanism of energy and power prices and VAD adjustment; and the final report with the proposed electricity rate schedule, with objections to the rate of return set by the ENRE, which has been appealed. Furthermore, on February 27, 2025, the mandatory public hearing was held with the participation of the authorities concerned, the Company, different social players and consumers.

Furthermore, with regard to the system of subsidies applied to our users, the Executive Branch provided for the restructuring of the energy subsidy systems of national jurisdiction, in order to ensure a gradual transition towards targeted energy subsidies, from June 1, 2024 until November 30, 2024. This period has been extended by the Energy Secretariat until May 31, 2025 and afterwards until December 31, 2025.

Within the aforementioned transition program, the first reduction step was adopted on May 28, 2024 by means of Executive Order No. 465/2024 of the PEN, which suspended the limits of the impact on the bill caused by the variation of the Salary Variation Coefficient (CVS) (“caps” of 40% and 80% according to the user category under the rate segmentation system).

The second step consisted of the implementation, as from June 1, 2024, of subsidized consumption caps, which, by means of SE Resolution No. 90/2024, were modified for our N2 and N3 users to up to 350kWh/month and 250 kWh/month, respectively. In February 2025, these caps were modified again in order to implement, until December 2025, a plan for reducing the subsidy percentages to N2 and N3 customers, to be applied to the already established caps.

Additionally, on June 26, 2024, by means of Executive Order No. 940/2024 of the Executive Branch and Resolution No. 771/2024 of the Infrastructure and Public Services Ministry, both of the Province of Buenos Aires, and ENRE Resolution No. 437/2024, a new system was established for the users of that province benefited from the “Social Tariff”. In the first place, the universe of persons eligible for the “Social Tariff” is extended to include the users arising from the crosschecking of data through the SINTYS, those incorporated by the ENRE and those comprising Level 2 of the RASE. In the second place, the application of such subsidy will be paid by the province directly to the Distribution Company, rendering invalid the offsetting of this charge against the energy bill issued by CAMMESA. Furthermore, the subsidy amounts available for each category are significantly reduced.

Moreover, the rate of the Tax on the Electricity Service, which is collected by edenor for account and by order of the province and whose proceeds comprise the “Special Fund for the PBA’s Electricity Development”, is reduced from 4% to 0.01%.

Furthermore, on November 19, 2024, Executive Order No. 1023/2024 of the PEN extended until July 9, 2025, the National Energy Sector emergency declared by Executive Order No. 55/2023 of the PEN, with respect to electric power generation, transmission and distribution segments under federal jurisdiction. Additionally, the electricity rate schedules resulting from the electricity rate review that began to be carried out as provided for by section 3 of Executive Order No. 55/2023, will come into effect not later than that date. The administrative control of the ENRE will continue to be assumed by the PEN until the new National Regulatory Authority for the Distribution of Gas and Electricity provided for by the Bases Law is set up, becomes operational and the members comprising the board of directors are appointed.

Finally, on February 6, 2025, by means of Resolution No. 133/2025, the ENRE approves the Company’s electricity rate schedules, which include a gradual reduction in electricity subsidies for the users categorized into low-income level (Level 2) and average-income level (Level 3), as well as for neighborhood and town clubs (CdByP) and public welfare entities, provided for by the SE in its Resolution No. 24/2025. A system will be implemented to equalize the discount percentages applied to the seasonal price of electricity (PEST), with monthly adjustments over the next eleven months, starting on February 1, 2025.

The following resolutions were issued by the SE and the ENRE, in connection with the Company’s electricity rate schedules and the seasonal reference prices (Stabilized Price of Energy and Power Reference Price):

Resolution	Date	What it approves	Effective as from
ENRE No. 198/2024	March 26, 2024	Electricity rate schedules (1)	April 1
SE No. 92/2024	June 4, 2024	Seasonal reference prices (2)	May 1
ENRE No. 335/2024	June 6, 2024	Electricity rate schedules	June 1
SE No. 192/2024	August 1, 2024	Seasonal reference prices	August 1
ENRE No. 520/2024	August 2, 2024	Electricity rate schedules (3)	August 1
SE No. 234/2024	August 29, 2024	Seasonal reference prices	September 1
ENRE No. 588/2024	August 30, 2024	Electricity rate schedules (3)	September 1
SE No. 283/2024	September 27, 2024	Seasonal reference prices	October 1
ENRE No. 697/2024	September 30, 2024	Electricity rate schedules (3)	October 1
SCEYM No. 19/2024	October 31, 2024	Seasonal reference prices (4)	November 1
ENRE No. 905/2024	November 1, 2024	Electricity rate schedules (3)	November 1
ENRE No. 1007/2024	November 29, 2024	Electricity rate schedules (3)	December 1
ENRE No. 1061/2024	December 27, 2024	Electricity rate schedules (3)	January 1
SE No. 26/2025	January 30, 2025	Seasonal reference prices	February 1
ENRE No. 133/2025	February 6, 2025	Electricity rate schedules (3)	February 1

(1)	It approves the amendment to the structure of Tariff T1-R, opening R3 and R4 categories and adding two additional consumption segments referred to as R5 and R6.
(2)	It approves the Winter Seasonal Programming for the MEM submitted by CAMMESA, relating to the May 1, 2024-October 31, 2024 period.
(3)	CPD increase of 3%, 3%, 2.7%, 6%, 5%, 4% and 4%, respectively.
(4)	It approves the Summer Seasonal Programming for the MEM submitted by CAMMESA, relating to the November 1, 2024-April 30, 2025 period.

c)	Memorandum of Agreement on Regularization of Payment Obligations – Debt for the purchase of energy in the MEM

The Company entered into two agreements on the regularization of its debts with CAMMESA for energy purchases, fines and charges accrued through February 2023. The Payment plans liability resulting from the two Agreements signed by and between the Company and CAMMESA, including the financial components accrued, payments made and the offsetting against receivables under the Framework Agreement (Note 2.e), amounts to $ 229,078, and is disclosed in the Other payables account of the Statement of Financial Position, with the Company’s being up to date with the payments of the installments thereof.

The Payment plan for the debts incurred until August 31, 2022 stipulated in the agreement entered into on December 29 of that same year, after the application of the credit recognized by the Federal Government equivalent to five bills of consumption at the average value of 2020, consists of 96 progressively increasing installments at the interest rate in effect in the MEM, reduced by 50%, whose average installment according to the payment schedule is increased by 133% each year until the fifth year, and by 268% from the sixth through the eighth year.

The Payment plan for the debts incurred until February 28, 2023, stipulated in the agreement entered into on July 28 of that same year, consists of 96 monthly and consecutive installments adjusted in accordance with the development of the MWh value in effect. Therefore, as of December 31, 2024, due to the energy price increase mentioned in caption a) of this Note, the debt relating to this Payment plan totals $ 131,490.

Furthermore, the outstanding principal on the debts for the purchase of energy accrued between March 1, 2023 and December 31, 2024 amounts to $ 127,667. As from the maturities taking place on April 1, 2024, the Company’s payments of CAMMESA’s current billing are up to date.

On May 6, 2024, by means of Resolution No. 58/2024, the SE instructed CAMMESA to provide for a new access plan to regularize the amounts owed by distribution agents for the period maturing between February 1 and April 30, 2024 and submit a proposal for entering into agreements for the payment thereof, which at the date of issuance of these Consolidated financial statements has not been implemented.

Finally, in December 2024, CAMMESA's board of directors approved a new payment plan, which is currently subject to the actions of the granting authority to become operational.

d)	Agreement on the Regularization of Obligations – Transfer of jurisdiction and offsetting of receivables and payables. Penalty amounts earmarked for investments

On May 10, 2019, edenor, Edesur S.A. and the SE entered into the Agreement on the Regularization of Obligations for the Transfer of Concession Holders to the Local Jurisdictions, whereby, prior to the transfer of the respective concessions to the jurisdictions of the PBA and the CABA, respectively, (i) the existing debts and credits are mutually offset; (ii) a term and modality of payment of the fines payable to users and the Government are agreed-upon, in three and five years, respectively; (iii) settlement of the fines payable to the Government is allowed to be made through investments in specific works to improve the service; and (iv) it is agreed that any legal actions against the Federal Government for damages caused by the freeze on rates since 2017 will be abandoned. The effects of this agreement were recognized in the Company’s financial statements as of December 31, 2019.

On January 19, 2021, the Federal Government, the PBA and the CABA entered into a new Agreement according to which the Federal Government retains the capacity as grantor of the concession in connection with the concession agreements (Executive Order No. 292/2021 and SE Resolution No. 16/2021).

On September 21, 2021, the National Ministry of Economy issued ME Resolution No. 590/2021 declaring the Agreement contrary to the public interest, thus paving the way for the filing of a legal action to declare it null and void. It also provided for the suspension of the administrative procedures relating to the fulfilment of the obligations arising from such Agreement.

Without prejudice to the foregoing, in the legal action filed by the Federal Government in order for the Agreement to be declared null and void, the Company moved to have the action dismissed for lack of prosecution. This request was favorably granted on December 13, 2024, with the Agreement, thus, remaining in full force and effect.

In the Second clause of the aforementioned agreement entered into in May 2019, the Company agreed to invest within a term of 5 years, to commence as from the signing of the agreement, an amount equivalent to the total amount of the penalties imposed for failing to comply with the technical service quality and the ENRE’s information requirements. When the commitment assumed has been fulfilled the Company will be permitted to settle the liability relating to those penalties.

As of the date of issuance of these Consolidated financial statements, the Company has complied with the works plan set forth in the agreement and has therefore settled the liability for penalties for an amount of $ 75,400, with an impact on the Statement of Comprehensive Income that amounts to $23,201.

e)	Agreement on Recognition of Consumption in Vulnerable Neighborhoods

On August 15, 2024, the outstanding portion to be contributed by the Province of Buenos Aires for electricity consumption of 2023 was effectively paid in accordance with CAMMESA’s statement of accounts, for $741. At of the date of issuance of these Consolidated financial statements, the amount to be contributed by the Federal Government, whose crediting and/or offsetting against debts with CAMMESA for electricity consumption of 2023 is still pending, totals $ 352.

With regard to electricity consumption generated in 2024, the ENRE has been informed for validation purposes of the credits against the Federal Government and the Province of Buenos Aires for $ 2,617 million and $ 4,378 million, respectively.

Furthermore, the Company requested that the SE and the Infrastructure Ministry of the Province of Buenos Aires initiate the administrative procedures in order to formalize the Framework Agreement’s regime in effect for the 2024-2025 period. This request was reiterated on October 29, 2024. As of the date of issuance of these Consolidated Financial Statements, the Agreement has not been formalized.

f)	Agreements on the collection of the Street Lighting Fee

edenor had signed agreements on the collection of the street lighting fee through the electric bill (“SLF Agreements”) with several municipalities of the concession area. These agreements had been duly approved by the ENRE.

On September 10, 2024, the Industry and Commerce Secretariat of the Economy Ministry issued ME Resolution No. 267/2024, pursuant to which Section 3 of Law No. 24,240 was amended, providing that the information related to the concepts included in the bills/invoices issued by the providers of goods and services in the framework of consumer relations shall solely and exclusively refer to the good or service specifically contracted by the consumer and supplied by the provider, and may not include any amounts or concepts unrelated to such good or service, without prejudice to any other general information that should be included in the issued document, in accordance with the applicable regulation. All this under the penalty of being subject to fines.

Subsequently, and based on the Resolution mentioned in the preceding paragraph, the ENRE issued Resolution No. 708/2024, pursuant to which all the acts performed by a governmental authority approving the collection agreements with the municipalities were repealed, thus rendering compliance with the purpose of those agreements impossible. This situation has been notified to the relevant Municipalities by a reliable means.

Accordingly, the Company has no longer provided the service in question. However, several Municipalities have decided to apply for (Law No. 16,986) and have been granted provisional measures that have suspended the application of ME Resolution No. 267/2024 and have reinstated the obligation to continue providing the street lighting fee collection service.

These Municipalities are those of the localities of San Martín, Tigre, Ituzaingó, Hurlingham, Moreno, Gral. Rodríguez, Las Heras, Pilar, Escobar, Merlo, San Fernando, Morón, José C. Paz and Malvinas Argentinas.

On February 19, 2025, a final decision was rendered on the legal actions concerning the unconstitutionality of Resolutions SIyC No. 267/2024 and ENRE No. 708/2024 brought by the municipalities of San Martín, Tigre, Ituzaingó, Moreno, Gral. Rodríguez, José C. Paz and Hurlingham, with the action for the protection of a constitutional right (amparo) filed by each of them being rejected on the merits. Nevertheless, the ruling temporarily provided for the non-applicability of the aforementioned resolutions, for a term of 90 days to commence from the service of notice.

g)	Penalties

The ENRE is empowered to control the quality levels of the technical product and service, the commercial service and the compliance with public safety regulations, as provided for in the Concession Agreement. If the Distribution Company fails to comply with the obligations assumed, the ENRE may apply the penalties stipulated in the aforementioned Agreement.

As of December 31, 2024 and 2023, the Company has recognized in its Consolidated financial statements the penalties accrued, whether imposed or not yet issued by the ENRE, relating to the control periods elapsed as of those dates, following the criteria and estimates available, which may differ from the actual ones.

Furthermore, ENRE Resolution No. 63/17, as amended and supplemented, has set out the control procedures, the service quality assessment methodologies, and the penalty system, applicable as from February 1, 2017, for the 2017–2024 period.

In accordance with the provisions of Sub-Appendix XVI to the referred to Resolution, the Company is required to submit in a term of sixty calendar days the calculation of global indicators, interruptions for which force majeure had been alleged, the calculation of individual indicators, and will determine the related discounts, crediting the amounts thereof within ten business days. In turn, the ENRE will examine the information submitted by the Company, and in the event that the crediting of such discounts were not verified will impose a fine, payable to the Federal Government, equivalent to twice the value that should have been recorded. The referred to Sub-Appendix provides for a similar treatment for the analysis of product quality and commercial service quality. With regard to Public Safety, a penalty is imposed on the existence of facilities that due to their condition pose a risk to public safety; to define them ENRE Resolution No. 421/11 provided a list of those situations to be regarded as anomalous.

The penalty system provides that penalties are updated in accordance with the variation of the Distributor’s CPD or by the energy tariff average price, as the case may be. Furthermore, whom the penalty amounts will be payable/credited to varies between the affected users, total active users or the administration, depending on each case and as defined by the regulator.

By means of Resolution No. 15/2021, the ENRE approved the new methodology for crediting and distributing the penalties payable to all the Active Users and the modality of crediting penalties to the Solidarity Account for Users in Vulnerable Situations, as well as the manner in which edenor must produce that information and send it to the ENRE

Furthermore, there exist certain penalties related to the quality of the information and the quality of the technical service, the penalty procedure of which is being challenged by the Company due to the fact that it applies retroactively to time-barred periods and has calculation defects in relation to the applicable regulations.

The effects of the resolutions detailed in this note have been quantified by the Company and recognized as of December 31, 2024 and 2023, which does not imply the Company’s consent to the applied criteria.

h)	Restriction on the transfer of the Company’s common shares

The Bylaws provide that Class “A” shareholders may transfer their shares only with the prior approval of the ENRE. The ENRE must communicate its decision within ninety days upon submission of the request for such approval, otherwise the transfer will be deemed approved.

Furthermore, Caja de Valores S.A. (the Public Register Office), which keeps the Share Register of the shares, is entitled (as stated in the Bylaws) to reject such entries which, at its criterion, do not comply with the rules for the transfer of common shares included in (i) the Business Organizations Law, (ii) the Concession Agreement and (iii) the Bylaws.

In addition, the Class “A” shares will be pledged during the entire term of the concession as collateral to secure the performance of the obligations assumed under the Concession Agreement.

In connection with the issuance of Corporate Notes, during the term thereof, Empresa de Energía del Cono Sur S.A. is required to be the beneficial owner and owner of record of not less than 51% of the Company’s issued, voting and outstanding shares, otherwise the maturity of principal of the corporate notes could be accelerated.